Investments in associates and joint ventures - Financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Investments in associates and joint ventures
Current assets	$ 15,292	$ 18,954
Non-current assets	72,898	80,230
Total assets	88,190	99,184
Current liabilities	9,111	13,114
Non-current liabilities	34,247	41,298
Total liabilities	43,358	54,412
Stockholders' equity	44,832	44,772	$ 41,024	$ 35,704
Net income (loss)	$ 6,988	6,334	$ 5,203
Number of joint ventures accounted under equity method | item	5
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
Current assets	$ 1,104	1,072
Non-current assets	392	422
Total assets	1,496	1,494
Current liabilities	203	226
Non-current liabilities	26
Total liabilities	229	226
Stockholders' equity	1,267	1,268
Net income (loss)	65	79
VLI S.A.
Investments in associates and joint ventures
Current assets	679	738
Non-current assets	3,938	4,172
Total assets	4,617	4,910
Current liabilities	544	537
Non-current liabilities	1,795	1,799
Total liabilities	2,339	2,336
Stockholders' equity	2,278	2,574
Net income (loss)	79	77
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Current assets	186	137
Non-current assets	938	1,200
Total assets	1,124	1,337
Current liabilities	83	86
Non-current liabilities	158	213
Total liabilities	241	299
Stockholders' equity	883	1,038
Net income (loss)	45	49
Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Current assets	693	759
Non-current assets	3,062	3,712
Total assets	3,755	4,471
Current liabilities	970	1,060
Non-current liabilities	2,785	2,887
Total liabilities	3,755	3,947
Stockholders' equity		524
Net income (loss)	(486)	(528)
Pelletizing
Investments in associates and joint ventures
Current assets	964	760
Non-current assets	296	310
Total assets	1,260	1,070
Current liabilities	437	301
Non-current liabilities	2	5
Total liabilities	439	306
Stockholders' equity	821	764
Net income (loss)	609	442
MRS Logistica S.A.
Investments in associates and joint ventures
Current assets	263	309
Non-current assets	1,826	2,063
Total assets	2,089	2,372
Current liabilities	359	454
Non-current liabilities	699	844
Total liabilities	1,058	1,298
Stockholders' equity	1,030	1,074
Net income (loss)	$ 150	$ 143